Equipment, Net - Schedule of Equipment (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Total equipment	$ 45,139	$ 48,221
Less: accumulated depreciation	(16,362)	(7,996)
Equipment, net	28,777	40,225
Furniture [Member]
Total equipment	24,338	25,999
Electronic Equipment [Member]
Total equipment	$ 20,801	$ 22,222